Cover	Aug. 19, 2022
Cover [Abstract]
Entity Registrant Name	HAWKEYE SYSTEMS, INC.
Entity Central Index Key	0001750777
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 19, 2022
Entity Ex Transition Period	false
Entity File Number	333-180954
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-0799093
Entity Address Address Line 1	6605 Abercorn Street
Entity Address City Or Town	Savannah
Entity Address State Or Province	GA
Entity Address Postal Zip Code	31405
City Area Code	912
Local Phone Number	253-0375
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false